Shareholder Report	6 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	WESMARK FUNDS
Entity Central Index Key	0001007226
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000014907
Shareholder Report [Line Items]
Fund Name	WesMark Balanced Fund
Trading Symbol	WMBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about WesMark Balanced Fund for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at 1-800-864-1013.
Additional Information Phone Number	1-800-864-1013
Additional Information Website	www.wesmarkfunds.com
Expenses [Text Block]

What were the Fund's cost for the six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
WesMark Balanced Fund	$67	1.34%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

How did the Fund perform for the last six months?

The year began optimistically with global recovery signs, but inflation, geopolitical tensions, and central bank actions introduced volatility. Large-cap growth drove an outsized proportion of overall returns led by the technology sector. We continue to favor companies with robust growth potential, although we are remaining cognizant of valuations. Short-term interest rates remained flat while long-term rates were volatile as economic data was released. We will continue to seek growth opportunities while prioritizing capital preservation in potentially volatile conditions.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	WesMark Balanced Fund - $17,268	60% S&P 500 and 40% Bloomberg Int Gov/Cred - $22,560	60% S&P 500 and 40% Bloomberg US Aggregate - $22,354	Bloomberg US Aggregate Bond Index - $11,430	Bloomberg US Intermediate Government/Credit Index - $11,657	S&P 500 Total Return Index - $33,521
2024	$17,268	$22,560	$22,354	$11,430	$11,657	$33,521
2023	$15,879	$19,419	$19,367	$11,137	$11,188	$26,912
2022	$15,171	$17,388	$17,410	$11,243	$11,199	$22,503
2021	$16,077	$19,109	$19,397	$12,533	$12,078	$25,175
2020	$13,041	$15,501	$15,768	$12,575	$12,055	$17,881
2019	$12,795	$14,363	$14,522	$11,564	$11,254	$16,633
2018	$11,978	$13,120	$13,218	$10,720	$10,525	$15,064
2017	$11,316	$12,119	$12,200	$10,763	$10,586	$13,170
2016	$10,500	$10,981	$11,058	$10,797	$10,608	$11,171
2015	$10,143	$10,520	$10,528	$10,186	$10,168	$10,742
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

WesMark Balanced Fund	1 Year	5 Year	10 Year
WesMark Balanced Fund	8.75%	6.18%	5.61%
S&P 500 Total Return Index	24.56%	15.05%	12.86%
Bloomberg US Aggregate Bond Index	2.63%	- 0.23%	1.35%
60% S&P 500 and 40% Bloomberg US Aggregate	15.42%	9.01%	8.38%
Bloomberg US Intermediate Government/Credit Index	4.19%	0.71%	1.55%
60% S&P 500 and 40% Bloomberg Int Gov/Cred	16.17%	9.45%	8.48%

Past performance does not guarantee future results. Call 1-800-864-1013 for current month-end performance.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 98,316,284	$ 98,316,284
Holdings Count | Holding	123	123
Advisory Fees Paid, Amount	$ 367,649
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

WesMark Balanced Fund	WesMark Balanced Fund
Total Net Assets	$98,316,284
# of Portfolio Holdings	123
Portfolio Turnover Rate	6%
Advisory Fees Paid	$367,649

Holdings [Text Block]

Sector Weighting (% of Fund's net assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.6%
Short Term Security	0.4%
Equity - Materials	0.9%
Equity - Real Estate	0.9%
Commercial Mortgage-Backed Securities	1.5%
Equity - Communication Services	1.6%
Equity - Utilities	1.7%
Taxable Municipal Bonds	2.5%
Equity - Energy	4.6%
Equity - Consumer Discretionary	4.7%
Equity - Consumer Staples	7.4%
Equity - Industrials	7.5%
Equity - Financials	7.5%
U.S. Government Securities	8.8%
Equity - Health Care	12.4%
Equity - Information Technology	13.8%
Corporate Bond	23.2%

Largest Holdings [Text Block]

Top 10 Holdings *

(% of Fund's net assets)

Top 10	Top 10
Apple, Inc.	6.3%
Eli Lilly & Co.	3.5%
Chevron Corp.	3.5%
AbbVie, Inc.	2.9%
Cisco Systems, Inc.	2.8%
JPMorgan Chase & Co.	2.8%
Texas Instruments, Inc.	2.7%
Caterpillar, Inc.	2.5%
PepsiCo, Inc.	2.5%
Emerson Electric Co.	2.5%
Total % of Top 10 Holdings	32.0%

* Holdings are subject to change.

Material Fund Change [Text Block]

Material Fund Changes

There have been no material fund changes during the reporting period.
C000014908
Shareholder Report [Line Items]
Fund Name	WesMark Government Bond Fund
Trading Symbol	WMBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about WesMark Government Bond Fund for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at 1-800-864-1013.
Additional Information Phone Number	1-800-864-1013
Additional Information Website	www.wesmarkfunds.com
Expenses [Text Block]

What were the Fund's cost for the six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
WesMark Government Bond Fund	$54	1.09%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform for the last six months?

Performance expectations for small-cap at the start of 2024 were highlighted by a sense of potential broadening; however, the sustained higher interest rate environment weighed on both value and growth, with higher variable-rate exposure and longer time horizons versus large-cap growth. Looking ahead, we maintain a cautiously optimistic stance, guided by our commitment to disciplined investment processes and risk management, focusing on higher quality investments.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	WesMark Government Bond Fund - $9,556	Bloomberg US Aggregate Bond Index - $11,430	Bloomberg US Intermediate Government/Credit Index - $11,657
2024	$9,556	$11,430	$11,657
2023	$9,377	$11,137	$11,188
2022	$10,036	$11,243	$11,199
2021	$11,390	$12,533	$12,078
2020	$11,422	$12,575	$12,055
2019	$10,967	$11,564	$11,254
2018	$10,341	$10,720	$10,525
2017	$10,444	$10,763	$10,586
2016	$10,590	$10,797	$10,608
2015	$10,187	$10,186	$10,168
2014	$10,000	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

WesMark Government Bond Fund	1 Year	5 Year	10 Year
WesMark Government Bond Fund	1.91%	- 2.72%	- 0.45%
Bloomberg US Aggregate Bond Index	2.63%	- 0.23%	1.35%
Bloomberg US Intermediate Government/Credit Index	4.19%	0.71%	1.55%

Past performance does not guarantee future results. Call 1-800-864-1013 for current month-end performance.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 173,999,162	$ 173,999,162
Holdings Count | Holding	98	98
Advisory Fees Paid, Amount	$ 527,841
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

WesMark Government Bond Fund	WesMark Government Bond Fund
Total Net Assets	$173,999,162
# of Portfolio Holdings	98
Portfolio Turnover Rate	15%
Advisory Fees Paid	$527,841

Holdings [Text Block]

Sector Weighting (% of Fund's net assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.5%
Broad Domestic Fixed Income	1.9%
Taxable Municipal Bonds	2.2%
Short Term Investments	5.2%
Corporate Bond	10.3%
U.S. Government Securities	79.9%

Largest Holdings [Text Block]

Top 10 Holdings *

(% of Fund's net assets)

Top 10	Top 10
Freddie Mac Pool 02/01/2053 5.00Footnote Reference	2.6%
Fannie Mae Pool 02/01/2053 5.00Footnote Reference	2.5%
Freddie Mac Pool 01/01/2053 5.00Footnote Reference	2.5%
Fannie Mae Pool 07/01/2052 4.50Footnote Reference	2.4%
Freddie Mac Pool 10/01/2052 4.50Footnote Reference	2.4%
Fannie Mae Pool 10/01/2042 4.50Footnote Reference	2.3%
Fannie Mae Pool 11/01/2042 4.50Footnote Reference	2.3%
Fannie Mae Pool 06/01/2052 4.00Footnote Reference	2.3%
Freddie Mac Pool 06/01/2052 4.00Footnote Reference	2.3%
Freddie Mac Pool 09/01/2053 6.00Footnote Reference	2.1%
Total % of Top 10 Holdings	23.7%

* Holdings are subject to change.

Material Fund Change [Text Block]

Material Fund Changes

There have been no material fund changes during the reporting period.
C000014909
Shareholder Report [Line Items]
Fund Name	WesMark Large Company Fund
Trading Symbol	WMKGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about WesMark Large Company Fund for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at 1-800-864-1013.
Additional Information Phone Number	1-800-864-1013
Additional Information Website	www.wesmarkfunds.com
Expenses [Text Block]

What were the Fund's cost for the six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
WesMark Large Company Fund	$59	1.19%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform for the last six months?

The year has started strongly for large-cap after above-average returns in 2023, with large-cap growth driving an outsized proportion of overall returns. Sector allocations have provided alpha while security selection has also become more pronounced. We continue to favor companies with robust growth potential, although we are remaining cognizant of valuations.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	WesMark Large Company Fund - $25,541	S&P 500 Total Return Index - $33,521
2024	$25,541	$33,521
2023	$21,102	$26,912
2022	$18,390	$22,503
2021	$21,810	$25,175
2020	$15,284	$17,881
2019	$14,011	$16,633
2018	$13,185	$15,064
2017	$11,417	$13,170
2016	$9,702	$11,171
2015	$10,542	$10,742
2014	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

WesMark Large Company Fund	1 Year	5 Year	10 Year
WesMark Large Company Fund	21.03%	12.76%	9.83%
S&P 500 Total Return Index	24.56%	15.05%	12.86%

Past performance does not guarantee future results. Call 1-800-864-1013 for current month-end performance.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 334,809,866	$ 334,809,866
Holdings Count | Holding	59	59
Advisory Fees Paid, Amount	$ 1,223,524
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

WesMark Large Company Fund	WesMark Large Company Fund
Total Net Assets	$334,809,866
# of Portfolio Holdings	59
Portfolio Turnover Rate	6%
Advisory Fees Paid	$1,223,524

Holdings [Text Block]

Sector Weighting (% of Fund's net assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	(0.4)%
Short Term Investments	0.9%
Materials	1.2%
Utilities	2.0%
Energy	4.9%
Consumer Staples	6.7%
Consumer Discretionary	9.7%
Industrials	9.8%
Communication Services	9.9%
Financials	10.9%
Health Care	14.1%
Information Technology	30.3%

Largest Holdings [Text Block]

Top 10 Holdings *

(% of Fund's net assets)

Top 10	Top 10
Apple, Inc.	7.7%
Microsoft Corp.	6.9%
Amazon.com, Inc.	5.7%
Alphabet, Inc.	5.6%
Broadcom, Inc.	4.3%
Mastercard, Inc.	3.4%
Meta Platforms, Inc.	2.6%
Thermo Fisher Scientific, Inc.	2.3%
UnitedHealth Group, Inc.	2.3%
Abbott Laboratories	2.2%
Total % of Top 10 Holdings	43.0%

* Holdings are subject to change.

Material Fund Change [Text Block]

Material Fund Changes

There have been no material fund changes during the reporting period.
C000014910
Shareholder Report [Line Items]
Fund Name	WesMark Small Company Fund
Trading Symbol	WMKSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about WesMark Small Company Fund for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at 1-800-864-1013.
Additional Information Phone Number	1-800-864-1013
Additional Information Website	www.wesmarkfunds.com
Expenses [Text Block]

What were the Fund's cost for the six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
WesMark Small Company Fund	$63	1.27%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]

How did the Fund perform for the last six months?

Performance expectations for small-cap at the start of 2024 were highlighted by a sense of potential broadening; however, the sustained higher interest rate environment weighed on both value and growth, with higher variable-rate exposure and longer time horizons versus large-cap growth. Looking ahead, we maintain a cautiously optimistic stance, guided by our commitment to disciplined investment processes and risk management, focusing on higher quality investments.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	WesMark Small Company Fund - $21,522	Russell 2000® Index TR - $19,677
2024	$21,522	$19,677
2023	$17,983	$17,879
2022	$16,853	$15,920
2021	$19,966	$21,283
2020	$12,819	$13,135
2019	$11,981	$14,067
2018	$12,482	$14,549
2017	$11,056	$12,375
2016	$9,320	$9,932
2015	$10,300	$10,649
2014	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

WesMark Small Company Fund	1 Year	5 Year	10 Year
WesMark Small Company Fund	19.68%	12.43%	7.97%
Russell 2000® Index TR	10.06%	6.94%	7.00%

Past performance does not guarantee future results. Call 1-800-864-1013 for current month-end performance.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 119,057,307	$ 119,057,307
Holdings Count | Holding	86	86
Advisory Fees Paid, Amount	$ 422,374
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

WesMark Small Company Fund	WesMark Small Company Fund
Total Net Assets	$119,057,307
# of Portfolio Holdings	86
Portfolio Turnover Rate	11%
Advisory Fees Paid	$422,374

Holdings [Text Block]

Sector Weighting (% of Fund's net assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.2%
Real Estate	1.2%
Short Term Investments	1.3%
Exchange Traded Funds	1.4%
Utilities	1.5%
Communication Services	1.5%
Materials	3.3%
Energy	7.1%
Consumer Staples	7.4%
Consumer Discretionary	8.1%
Health Care	11.9%
Financials	16.0%
Information Technology	18.3%
Industrials	20.8%

Largest Holdings [Text Block]

Top 10 Holdings *

(% of Fund's net assets)

Top 10	Top 10
Stifel Financial Corp.	4.1%
Varonis Systems, Inc.	3.8%
Quanta Services, Inc.	3.3%
Moog, Inc.	2.9%
Pure Storage, Inc.	2.5%
Sprouts Farmers Market, Inc.	2.5%
AAON, Inc.	2.4%
Applied Industrial Technologies, Inc.	2.4%
Celestica, Inc.	2.1%
Korn Ferry	1.9%
Total % of Top 10 Holdings	27.9%

* Holdings are subject to change.

Material Fund Change [Text Block]

Material Fund Changes

There have been no material fund changes during the reporting period.
C000179136
Shareholder Report [Line Items]
Fund Name	WesMark Tactical Opportunity Fund
Trading Symbol	WMKTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about WesMark Tactical Opportunity Fund for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at 1-800-864-1013.
Additional Information Phone Number	1-800-864-1013
Additional Information Website	www.wesmarkfunds.com
Expenses [Text Block]

What were the Fund's cost for the six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
WesMark Tactical Opportunity Fund	$75	1.47%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]

How did the Fund perform for the last six months?

The year began optimistically with global recovery signs, but inflation, geopolitical tensions, and central bank actions introduced volatility. Large-cap US growth drove an outsized proportion of overall returns led by the technology sector. Short-term interest rates remained flat while long-term rates were volatile as economic data was released. Alternative assets provided diversification. We will continue to seek growth opportunities while prioritizing capital preservation in potentially volatile conditions.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Investor - $14,433	60% MSCI ACWI 30% Bloomberg US Aggregare 10% HFRI FoF - $16,924	Bloomberg US Aggregate Bond Index - $11,430	HFRI Fund of Funds Index - $14,082	S&P 500 Total Return Index - $33,521
2024	$14,433	$16,862	$10,828	$13,614	$25,909
2023	$13,339	$14,863	$10,551	$12,542	$20,801
2022	$12,669	$13,472	$10,651	$12,096	$17,393
2021	$14,246	$15,438	$11,873	$12,800	$19,459
2020	$11,071	$12,391	$11,912	$10,820	$13,821
2019	$11,254	$11,835	$10,955	$10,773	$12,856
2018	$10,915	$11,103	$10,156	$10,650	$11,643
2017	$10,260	$10,362	$10,196	$10,125	$10,180
2017	$10,000	$10,000	$10,000	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

WesMark Tactical Opportunity Fund	1 Year	5 Year	Since Inception
Investor (Incep. March 1, 2017)	8.20%	5.10%	5.13%
HFRI Fund of Funds Index	8.55%	4.79%	4.30%
S&P 500 Total Return Index	24.56%	15.05%	13.87%
Bloomberg US Aggregate Bond Index	2.63%	- 0.23%	1.09%
60% MSCI ACWI 30% Bloomberg US Aggregare 10% HFRI FoF	13.45%	7.34%	7.44%

Past performance does not guarantee future results. Call 1-800-864-1013 for current month-end performance.

Performance Inception Date		Mar. 01, 2017
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 45,787,518	$ 45,787,518
Holdings Count | Holding	15	15
Advisory Fees Paid, Amount	$ 169,190
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

WesMark Tactical Opportunity Fund	WesMark Tactical Opportunity Fund
Total Net Assets	$45,787,518
# of Portfolio Holdings	15
Portfolio Turnover Rate	9%
Advisory Fees Paid	$169,190

Holdings [Text Block]

Sector Weighting (% of Fund's net assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.2%
Short Term Investments	2.6%
International (ex. U.S.) Equity	4.9%
U.S. Small and Mid Cap Equity	8.0%
Broad Domestic Equity	9.3%
Commodities	10.7%
U.S. Value Company Focused Equity	11.0%
U.S. Sector Focused Equity	12.9%
Broad Domestic Fixed Income	40.4%

Largest Holdings [Text Block]

Top 10 Holdings *

(% of Fund's net assets)

Top 10	Top 10
iShares iBoxx $ Investment Grade Corporate Bond ETF	13.8%
iShares® Core U.S. Aggregate Bond ETF	13.6%
iShares 1-3 Year Treasury Bond ETF	13.0%
Vanguard Mega Cap Value ETF	11.0%
SPDR S&P 500 ETF Trust	9.3%
iShares Russell 2000 ETF	8.0%
SPDR Gold Shares	5.9%
iShares MSCI ACWI ex U.S. ETF	4.9%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	4.8%
Industrial Select Sector SPDR® Fund	2.7%
Total % of Top 10 Holdings	87.0%

* Holdings are subject to change.

Material Fund Change [Text Block]

Material Fund Changes

There have been no material fund changes during the reporting period.
C000014911
Shareholder Report [Line Items]
Fund Name	WesMark West Virginia Municipal Bond Fund
Trading Symbol	WMKMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about WesMark WV Muni Bond Fund for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at 1-800-864-1013.
Additional Information Phone Number	1-800-864-1013
Additional Information Website	www.wesmarkfunds.com
Expenses [Text Block]

What were the Fund's cost for the six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
WesMark WV Muni Bond Fund	$60	1.20%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform for the last six months?

The year began optimistically with global recovery signs, but inflation, geopolitical tensions, and central bank actions introduced volatility.  Short-term interest rates remained flat while long-term rates were volatile as economic data was released. Quality and duration management were effective. Supply of new issue West Virginia tax-exempt bonds have been limited.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	WesMark WV Muni Bond Fund - $11,246	Bloomberg Municipal Bond Index - $12,669	Bloomberg US Municipal Bond: 5 Year (4-6) Index - $11,678
2024	$11,246	$12,669	$11,678
2023	$11,064	$12,274	$11,420
2022	$10,868	$11,895	$11,257
2021	$11,834	$13,011	$11,892
2020	$11,663	$12,490	$11,631
2019	$11,271	$11,958	$11,205
2018	$10,748	$11,207	$10,648
2017	$10,710	$11,034	$10,619
2016	$10,749	$11,088	$10,573
2015	$10,200	$10,300	$10,148
2014	$10,000	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

WesMark West Virginia Municipal Bond Fund	1 Year	5 Year	10 Year
WesMark WV Muni Bond Fund	1.64%	- 0.05%	1.18%
Bloomberg Municipal Bond Index	3.21%	1.16%	2.39%
Bloomberg US Municipal Bond: 5 Year (4-6) Index	2.26%	0.83%	1.56%

Past performance does not guarantee future results. Call 1-800-864-1013 for current month-end performance.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 85,953,465	$ 85,953,465
Holdings Count | Holding	112	112
Advisory Fees Paid, Amount	$ 259,811
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

WesMark West Virginia Municipal Bond Fund	WesMark West Virginia Municipal Bond Fund
Total Net Assets	$85,953,465
# of Portfolio Holdings	112
Portfolio Turnover Rate	4%
Advisory Fees Paid	$259,811

Holdings [Text Block]

Sector Weighting (% of Fund's net assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.4%
Non-Taxable Municipal Bonds	99.6%

Largest Holdings [Text Block]

Top 10 Holdings *

(% of Fund's net assets)

Top 10	Top 10
Ohio County Board of Education	3.2%
West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program)	3.1%
Jefferson County Board of Education	2.7%
Hancock, WV	2.5%
Monongalia County Building Commission	2.2%
West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities)	2.1%
Mason County Public Service District Water Revenue	2.0%
West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot)	1.9%
Hampshire County, West Virginia, Building Commission Revenue Bonds	1.9%
Cabell County Board of Education	1.9%
Total % of Top 10 Holdings	23.5%

* Holdings are subject to change.

Material Fund Change [Text Block]

Material Fund Changes

There have been no material fund changes during the reporting period.